Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Corporate information and statement of IFRS compliance [abstract]
Equity	£ 571,308	£ 432,723	£ 296,449	£ 232,098
Loans and borrowings	0	0
Less: Cash and cash equivalents	(164,703)	(162,806)	£ (69,884)	£ (101,327)
Total Capital	£ 406,605	£ 269,917